Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Applied Finance Dividend Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Dividend Fund
Class Name	Institutional Class
Trading Symbol	AFAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Applied Finance Dividend Fund, Institutional Class Shares for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance Dividend Fund - Institutional Class	$99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of May 1, 2024 to April 30, 2025, the Applied Finance Dividend Fund Institutional Class Shares (the “Fund”) returned 4.99%.

In comparison, the Morningstar US Market Total Return Index returned 11.51% and the Morningstar US Large Mid Value Total Return Index returned 10.65% for the same period.

What key factors influenced performance?

US stocks rose gradually from May 2024 through January 2025 before peaking in mid-February. Uncertainty over tariffs and their effect on the economy pushed stocks lower in March and part of April, with indices rebounding by the end of the month.

The performance of the Morningstar US Market Total Return Index was strongest in the Financials and Information Technology sectors. During the 12 months ending April 30, 2025, Growth stocks outperformed Value stocks.

The Fund’s holdings focus on dividend income and capital appreciation. The Fund’s emphasis on dividend-paying stocks lowered performance relative to the Morningstar US Market Total Return Index. Health Care, Utilities and Financials sectors were leading contributors to the Fund’s performance, while Information Technology, Consumer Staples and Materials sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

            Average Annual Total Return

	1 Year	5 Year	10 Year
Applied Finance Dividend Fund - Institutional Class	4.99%	13.42%	9.00%
Morningstar US Market Total Return Index¹	11.51%	15.18%	11.81%
Morningstar US Large Mid Value Total Return Index¹	10.65%	14.11%	9.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.
Net Assets	$ 25,241,800
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 58,064
Investment Company, Portfolio Turnover	12.78%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$25,241,800
Number of Holdings	39
Total Advisory Fee Paid	$58,064
Portfolio Turnover Rate	12.78%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
JPMorgan Chase & Co.	2.95%
The Travelers Companies, Inc	2.91%
Eli Lilly & Co.	2.91%
Verizon Communications, Inc.	2.89%
Abbvie, Inc.	2.88%
Ingredion, Inc.	2.86%
Hasbro, Inc.	2.85%
UGI Corp.	2.83%
Marathon Petroleum Corp.	2.81%
Johnson & Johnson	2.77%

Applied Finance Dividend Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Dividend Fund
Class Name	Investor Class
Trading Symbol	AFALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Applied Finance Dividend Fund, Investor Class Shares for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance Dividend Fund - Investor Class	$125	1.22%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of May 1, 2024 to April 30, 2025, the Applied Finance Dividend Fund Investor Class Shares (the “Fund”) returned 4.71%.

In comparison, the Morningstar US Market Total Return Index returned 11.51% and the Morningstar US Large Mid Value Total Return Index returned 10.65% for the same period.

What key factors influenced performance?

US stocks rose gradually from May 2024 through January 2025 before peaking in mid-February. Uncertainty over tariffs and their effect on the economy pushed stocks lower in March and part of April, with indices rebounding by the end of the month.

The performance of the Morningstar US Market Total Return Index was strongest in the Financials and Information Technology sectors. During the 12 months ending April 30, 2025, Growth stocks outperformed Value stocks.

The Fund’s holdings focus on dividend income and capital appreciation. The Fund’s emphasis on dividend-paying stocks lowered performance relative to the Morningstar US Market Total Return Index. Health Care, Utilities and Financials sectors were leading contributors to the Fund’s performance, while Information Technology, Consumer Staples and Materials sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

            Average Annual Total Return

	1 Year	5 Year	10 Year
Applied Finance Dividend Fund - Investor Class	4.71%	13.11%	8.73%
Morningstar US Market Total Return Index¹	11.51%	15.18%	11.81%
Morningstar US Large Mid Value Total Return Index¹	10.65%	14.11%	9.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.
Net Assets	$ 25,241,800
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 58,064
Investment Company, Portfolio Turnover	12.78%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$25,241,800
Number of Holdings	39
Total Advisory Fee Paid	$58,064
Portfolio Turnover Rate	12.78%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
JPMorgan Chase & Co.	2.95%
The Travelers Companies, Inc	2.91%
Eli Lilly & Co.	2.91%
Verizon Communications, Inc.	2.89%
Abbvie, Inc.	2.88%
Ingredion, Inc.	2.86%
Hasbro, Inc.	2.85%
UGI Corp.	2.83%
Marathon Petroleum Corp.	2.81%
Johnson & Johnson	2.77%

Applied Finance Explorer Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Explorer Fund
Class Name	Institutional Class
Trading Symbol	AFDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Applied Finance Explorer Fund, Institutional Class Shares for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance Explorer Fund - Institutional Class	$84	0.84%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of May 1, 2024 to April 30, 2025, the Applied Finance Explorer Fund Institutional Class Shares (the “Fund”) returned 0.83%.

In comparison, the Morningstar US Market Total Return Index returned 11.51% and the Morningstar US Small Total Return Index returned 2.94% for the same period.

What key factors influenced performance?

US stocks rose gradually from May 2024 through January 2025 before peaking in mid-February. Uncertainty over tariffs and their effect on the economy pushed stocks lower in March and part of April, with indices rebounding by the end of the month.

The performance of the Morningstar US Market Total Return Index was strongest in the Financials and Information Technology sectors. During the 12 months ending April 30, 2025, Growth stocks outperformed Value stocks.

The Fund’s holdings consist of US small-cap stocks. The Fund’s emphasis on small-cap stocks lowered performance relative to the Morningstar US Market Total Return Index. Financials and Utilities sectors were leading contributors to the Fund’s performance, while Energy, Information Technology and Industrials sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]

Annual Performance

            Average Annual Total Return

	1 Year	5 Year	Since Inception
Applied Finance Explorer Fund - Institutional Class	0.83%	18.85%	9.47%
Morningstar US Market Total Return Index¹	11.51%	15.18%	11.76%
Morningstar US Small Total Return Index¹	2.94%	11.53%	6.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.
Net Assets	$ 731,052,738
Holdings Count | Holdings	140
Advisory Fees Paid, Amount	$ 4,557,935
Investment Company, Portfolio Turnover	37.29%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$731,052,738
Number of Holdings	140
Total Advisory Fee Paid	$4,557,935
Portfolio Turnover Rate	37.29%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Federated Treasury Obligations Fund - Institutional Class	3.30%
StoneX Group, Inc.	1.46%
Stride, Inc.	1.36%
Sterling Infrastructure, Inc.	1.19%
Pathward Financial, Inc.	1.17%
Comfort Systems USA, Inc.	1.16%
Enova International, Inc.	1.13%
SLM Corp.	1.13%
OSI Systems, Inc.	1.10%
Performance Food Group Co.	1.09%

Applied Finance Explorer Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Explorer Fund
Class Name	Investor Class
Trading Symbol	AFDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Applied Finance Explorer Fund, Investor Class Shares for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance Explorer Fund - Investor Class	$109	1.09%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of May 1, 2024 to April 30, 2025, the Applied Finance Explorer Fund Investor Class Shares (the “Fund”) returned 0.55%.

In comparison, the Morningstar US Market Total Return Index returned 11.51% and the Morningstar US Small Total Return Index returned 2.94% for the same period.

What key factors influenced performance?

US stocks rose gradually from May 2024 through January 2025 before peaking in mid-February. Uncertainty over tariffs and their effect on the economy pushed stocks lower in March and part of April, with indices rebounding by the end of the month.

The performance of the Morningstar US Market Total Return Index was strongest in the Financials and Information Technology sectors. During the 12 months ending April 30, 2025, Growth stocks outperformed Value stocks.

The Fund’s holdings consist of US small-cap stocks. The Fund’s emphasis on small-cap stocks lowered performance relative to the Morningstar US Market Total Return Index. Financials and Utilities sectors were leading contributors to the Fund’s performance, while Energy, Information Technology and Industrials sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]

Annual Performance

            Average Annual Total Return

	1 Year	5 Year	Since Inception
Applied Finance Explorer Fund - Investor Class	0.55%	18.62%	9.27%
Morningstar US Market Total Return Index¹	11.51%	15.18%	12.07%
Morningstar US Small Total Return Index¹	2.94%	11.53%	6.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.
Net Assets	$ 731,052,738
Holdings Count | Holdings	140
Advisory Fees Paid, Amount	$ 4,557,935
Investment Company, Portfolio Turnover	37.29%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$731,052,738
Number of Holdings	140
Total Advisory Fee Paid	$4,557,935
Portfolio Turnover Rate	37.29%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Federated Treasury Obligations Fund - Institutional Class	3.30%
StoneX Group, Inc.	1.46%
Stride, Inc.	1.36%
Sterling Infrastructure, Inc.	1.19%
Pathward Financial, Inc.	1.17%
Comfort Systems USA, Inc.	1.16%
Enova International, Inc.	1.13%
SLM Corp.	1.13%
OSI Systems, Inc.	1.10%
Performance Food Group Co.	1.09%

Applied Finance Select Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Select Fund
Class Name	Institutional Class
Trading Symbol	AFVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Applied Finance Select Fund, Institutional Class Shares for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance Select Fund - Institutional Class	$76	0.76%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of May 1, 2024 to April 30, 2025, the Applied Finance Select Fund Institutional Class Shares (the “Fund”) returned 0.07%.

In comparison, the Morningstar US Market Total Return Index returned 11.51% and the Morningstar US Large Mid Value Total Return Index returned 10.65% for the same period.

What key factors influenced performance?

US stocks rose gradually from May 2024 through January 2025 before peaking in mid-February. Uncertainty over tariffs and their effect on the economy pushed stocks lower in March and part of April, with indices rebounding by the end of the month.

The performance of the Morningstar US Market Total Return Index was strongest in the Financials and Information Technology sectors. During the 12 months ending April 30, 2025, Growth stocks outperformed Value stocks.

The Fund’s holdings focus on large-cap stocks in the US universe. The Fund’s emphasis on Value oriented stocks lowered performance relative to the Morningstar US Market Total Return Index. Information Technology, Consumer Staples and Consumer Discretionary sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]

Annual Performance

            Average Annual Total Return

	1 Year	5 Year	Since Inception
Applied Finance Select Fund - Institutional Class	0.07%	13.46%	11.06%
Morningstar US Market Total Return Index¹	11.51%	15.18%	12.72%
Morningstar US Large Mid Value Total Return Index¹	10.65%	14.11%	9.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.
Net Assets	$ 570,963,822
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 2,998,846
Investment Company, Portfolio Turnover	27.63%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$570,963,822
Number of Holdings	51
Total Advisory Fee Paid	$2,998,846
Portfolio Turnover Rate	27.63%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
KLA Corp.	3.54%
Applied Materials, Inc.	3.33%
Cisco Systems, Inc.	3.28%
Roper Technologies, Inc.	3.28%
International Business Machines Corp.	3.25%
Adobe, Inc.	3.17%
Apple, Inc.	3.14%
Oracle Corp.	3.13%
HP, Inc.	2.90%
Verizon Communications, Inc.	2.65%

Applied Finance Select Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Select Fund
Class Name	Investor Class
Trading Symbol	AFVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Applied Finance Select Fund, Investor Class Shares for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance Select Fund - Investor Class	$101	1.01%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of May 1, 2024 to April 30, 2025, the Applied Finance Select Fund Investor Class Shares (the “Fund”) returned -0.16%.

In comparison, the Morningstar US Market Total Return Index returned 11.51% and the Morningstar US Large Mid Value Total Return Index returned 10.65% for the same period.

What key factors influenced performance?

US stocks rose gradually from May 2024 through January 2025 before peaking in mid-February. Uncertainty over tariffs and their effect on the economy pushed stocks lower in March and part of April, with indices rebounding by the end of the month.

The performance of the Morningstar US Market Total Return Index was strongest in the Financials and Information Technology sectors. During the 12 months ending April 30, 2025, Growth stocks outperformed Value stocks.

The Fund’s holdings focus on large-cap stocks in the US universe. The Fund’s emphasis on Value oriented stocks lowered performance relative to the Morningstar US Market Total Return Index. Information Technology, Consumer Staples and Consumer Discretionary sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]

Annual Performance

            Average Annual Total Return

	1 Year	5 Year	Since Inception
Applied Finance Select Fund - Investor Class	-0.16%	13.17%	10.82%
Morningstar US Market Total Return Index¹	11.51%	15.18%	12.83%
Morningstar US Large Mid Value Total Return Index¹	10.65%	14.11%	9.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.
Net Assets	$ 570,963,822
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 2,998,846
Investment Company, Portfolio Turnover	27.63%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$570,963,822
Number of Holdings	51
Total Advisory Fee Paid	$2,998,846
Portfolio Turnover Rate	27.63%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
KLA Corp.	3.54%
Applied Materials, Inc.	3.33%
Cisco Systems, Inc.	3.28%
Roper Technologies, Inc.	3.28%
International Business Machines Corp.	3.25%
Adobe, Inc.	3.17%
Apple, Inc.	3.14%
Oracle Corp.	3.13%
HP, Inc.	2.90%
Verizon Communications, Inc.	2.65%